SHARE CAPITAL (Narrative - Share-based Compensation ) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 31, 2015	Jun. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost	$ 6,743
Recognition period	2 years
New option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant	845,858
Number of shares authorized under the plan				2,690,694
Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant					1,635,694
Aggregate intrinsic value of the total exercisable options	$ 7,310
Aggregate intrinsic value of the total outstanding options	13,598
Share options [Member] | Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted	2,816	$ 6,592	$ 1,683
Share options [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted	$ 42	$ 686	$ 183